TO OUR SHAREHOLDERS                                                JULY 31, 1997


We are pleased to present MassMutual Participation Investors' report for the first six months of 1997.

There are several noteworthy items to report this quarter: 1) An increase in the quarterly dividend; 2) Higher quarterly net investment income; 3) An all-time high net asset value; and 4) Significant realized capital gains.

The net assets of the Trust hit another all-time high level at $11.65 per share at June 30, 1997. This translated into an 8.8% return for the quarter, and 12.6% year-to-date, as measured by change in net assets with reinvestment of dividends.

Net investment income of the Trust for the second quarter was also higher at $1,959,604 or 21.3 cents per share versus $1,923,676 or 20.9 cents per share for the quarter ended March 31. Reflecting this increase, the Trustees raised the quarterly dividend to $.21 per share payable on August 14, 1997 to shareholders of record on July 31, 1997, up from the $.20 per share level a quarter ago. For the six months ended June 30, 1997, net investment income was $3,883,280 or 42.1 cents per share as compared to $3,452,701 or 37.5 cents per share for the same period last year.

There were significant positive events that occurred in the portfolio during the quarter. Telex Communications Corp. is a company to which we made a private placement loan in 1989. We held $1,500,000 of its 14.5% subordinated notes and nominal cost warrants until 1994, when the company underwent a recapitalization and our loan was repaid at a $81,563 gain. However, we held our warrants and participated in the recapitalization by buying $750,000 of their 12% publicly traded bonds. On May 6, 1997, Telex was acquired at a price which gave us a $3,540,282 gain on our warrants as well as a $108,750 gain on our bonds. Another investment, PanEnergy Corporation (originally our note was with Grand Valley Gas Company) was acquired by Duke Power Corporation. As a result, our $1.5 million convertible note was converted and our stock sold for a gain of nearly $1.6 million. Other significant gains realized during the quarter were in Kuhlman Corporation ($833 thousand) and CompuCom Systems, Inc. ($912 thousand). We have completed our sale of CompuCom, with our original $1.5 million investment yielding total gains of $4.0 million over the past several years. Our total net gains for the first six months totaled $9,522,093 or $1.03 per share of which $659,325, or $.07 per share, represents short-term gains which are distributed to shareholders each year.

We closed on four new private placement investments during the second quarter. We were able to help Eagle Pacific Industries, Inc., the sixth largest extruder of small and medium diameter plastic pipe and tubing, refinance some of its existing debt as well as finance the construction of additional manufacturing capacity. We helped finance the purchase of Truseal Technologies, Inc., a manufacturer of sealant systems for windows and doors, and Hartzell Manufacturing, Inc., an engineering, manufacturing, and assembly services company, both of which were purchased by buyout sponsors with whom we have solid relationships. And we helped Pacific Coast Feather Company, the second and third largest seller of down comforters and bed pillows respectively, refinance their bank debt. For a more complete description of our investments in these companies, see the Schedule of Investments section of this report.

One final noteworthy item is the closing of a revolving credit facility in which the Trust may borrow an additional $15 million. This should provide additional investment flexibility and allow us to enter and exit the market as conditions warrant.

The Trustees and management appreciate the continued interest and support of the shareholders of Participation Investors.

                                                 Sincerely,

                                                 /s/ Stuart H. Reese
                                                 Stuart H. Reese
                                                 President

STATEMENT OF ASSETS AND LIABILITIES           MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1997 and 1996
(Unaudited)


                                                                                                     1997                 1996
                                                                                                ------------         ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost 1997 - $94,046,012; 1996 - $64,888,418)                                                $ 97,984,382         $ 69,905,002
  Corporate public securities at market value
   (Cost 1997 - $18,218,621; 1996 - $25,636,565)                                                  19,661,880           26,637,771
Short-term securities at cost plus earned discount which
 approximates market value                                                                         1,057,938           13,038,601
                                                                                                ------------         ------------
                                                                                                 118,704,200          109,581,374
Cash                                                                                               1,261,202            1,196,479
Interest and dividends receivable, net                                                             1,935,383            1,638,773
Receivable for investments sold                                                                      458,366              544,684
Unamortized bond issuance costs                                                                       12,277                   --
Other assets                                                                                           8,085                8,085
                                                                                                ------------         ------------
      Total assets                                                                              $122,379,513         $112,969,395
                                                                                                ============         ============

Liabilities:
Payable for investments purchased                                                               $  2,441,087         $  1,333,206
Management fee payable (Note 3)                                                                      241,652              222,970
Note payable (Note 4)                                                                             12,000,000           12,000,000
Interest payable (Note 4)                                                                            171,016              170,940
Accrued expenses                                                                                     124,913              144,308
                                                                                                ------------         ------------
      Total liabilities                                                                           14,978,668           13,871,424
                                                                                                ------------         ------------
Net Assets:
Shares of beneficial interest, par value $.01 per share;
 an unlimited number authorized                                                                       92,167               92,167
Additional paid-in capital                                                                        84,895,820           84,895,820
Retained net realized gain on investments, prior years                                             5,423,509              582,457
Undistributed net investment income (Note 2D)                                                      2,047,172            1,836,282
Accumulated net realized gain on investments                                                       9,560,548            5,673,455
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                                    5,381,629            6,017,790
                                                                                                ------------         ------------

      Total net assets                                                                           107,400,845           99,097,971
                                                                                                ------------         ------------

      Total liabilities and net assets                                                          $122,379,513         $112,969,395
                                                                                                ============         ============

Shares of beneficial interest issued and outstanding                                               9,216,665            9,216,665
                                                                                                ============         ============

Net asset value per share                                                                       $      11.65         $      10.75
                                                                                                ============         ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS                       MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 1997 and 1996
(Unaudited)


                                                                                                    1997                  1996
                                                                                                ------------          ------------
Investment Income (Note 2B):
Interest                                                                                        $  4,740,289          $  4,334,581
Dividends                                                                                            119,403                65,442
                                                                                                ------------          ------------
      Total income                                                                                 4,859,692             4,400,023
                                                                                                ------------          ------------
Expenses:
Management fee (Note 3)                                                                              467,962               438,179
Trustees' fees and expenses                                                                           29,209                26,652
Transfer Agent/Registrar's expenses                                                                   20,947                18,500
Interest (Note 4)                                                                                    418,309               415,800
Reports to shareholders                                                                                7,000                14,513
Audit and legal                                                                                       19,640                22,295
Bond issuance cost                                                                                       223                    --
Other                                                                                                 13,122                11,383
                                                                                                ------------          ------------
      Total expenses                                                                                 976,412               947,322
                                                                                                ------------          ------------

Net investment income                                                                              3,883,280             3,452,701
                                                                                                ------------          ------------
Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                                   9,522,093             5,673,455
Net change in unrealized appreciation of investments                                              (1,315,054)           (3,563,162)
                                                                                                ------------          ------------
      Net gain on investments                                                                      8,207,039             2,110,293
                                                                                                ------------          ------------

Net increase in net assets resulting from operations                                            $ 12,090,319          $  5,562,994
                                                                                                ============          ============

                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                       MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 1997 and 1996
(Unaudited)



                                                                                                    1997                  1996
                                                                                                ------------          ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                                               $  4,247,979          $  4,064,371
  Interest expense paid                                                                             (418,233)             (415,800)
  Operating expenses paid                                                                           (567,429)             (539,027)
  Federal income tax paid                                                                         (2,606,720)             (203,518)
                                                                                                ------------          ------------
      Net cash (used for) provided by operating activities                                           655,597             2,906,026
                                                                                                ------------          ------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                                   3,943,475            (1,043,713)
  Purchase of portfolio securities                                                               (44,005,372)          (31,656,142)
  Proceeds from disposition of portfolio securities                                               46,297,754            34,464,236
                                                                                                ------------          ------------
      Net cash provided by investing activities                                                    6,235,857             1,764,381
                                                                                                ------------          ------------

      Net cash provided by operating and investing activities                                      6,891,454             4,670,407
                                                                                                ------------          ------------
Cash flows from financing activities:
  Cash dividends paid from net investment income                                                  (3,737,204)           (3,502,333)
  Cash dividends paid from net realized gain on investments                                       (1,884,962)                   --
  Cash paid for issuance of debt                                                                     (12,500)                   --
                                                                                                ------------          ------------
      Net cash used for financing activities                                                      (5,634,666)           (3,502,333)
                                                                                                ------------          ------------

Net increase in cash                                                                               1,256,788             1,168,074

Cash - beginning of year                                                                               4,414                28,405
                                                                                                ------------          ------------
Cash - end of period                                                                            $  1,261,202          $  1,196,479
                                                                                                ============          ============
Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                            $ 12,090,319           $ 5,562,994
                                                                                                ------------          ------------
  Increase in investments                                                                         (7,997,689)           (1,994,113)
  (Increase) decrease in interest and dividends receivable, net                                     (394,944)              166,101
  Decrease in receivable for investments sold                                                      3,511,736               321,326
  Increase in other assets                                                                            (8,085)               (8,085)
  Increase in payable for investments purchased                                                    2,306,087               833,206
  Increase in management fee payable                                                                  23,056                 8,576
  Increase in interest payable                                                                            76                    --
  Increase in amortized bond issuance costs                                                              223                    --
  Decrease in accrued expenses                                                                       (32,605)              (16,080)
  Decrease in accrued taxes                                                                       (2,606,720)             (203,518)
                                                                                                ------------          ------------

      Total adjustments to net assets from operations                                             (5,198,865)             (892,587)
                                                                                                ------------          ------------

      Net cash provided by operating and investing activities                                   $  6,891,454          $  4,670,407
                                                                                                ============          ============

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS            MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 1997 and 1996
(Unaudited)


                                                                                                    1997                  1996
                                                                                                ------------          ------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                                         $  3,883,280          $  3,452,701
  Net realized gain on investments                                                                 9,522,093             5,673,455
  Net change in unrealized appreciation of investments                                            (1,315,054)           (3,563,162)
                                                                                                ------------          ------------

  Net increase in net assets resulting from operations                                            12,090,319             5,562,994

Dividends to shareholders from:
  Net investment income (1997 - $.20 per share; 1996 - $.19 per share)                            (1,843,333)           (1,751,166)
                                                                                                ------------          ------------

      Total increase                                                                              10,246,986             3,811,828

Net Assets, beginning of year                                                                     97,153,859            95,286,143
                                                                                                ------------          ------------
Net Assets, end of period (including undistributed net investment
 income in 1997 - $2,047,172; 1996 - $1,836,282)                                                $107,400,845          $ 99,097,971
                                                                                                ============          ============

                      See Notes to Financial Statements.

SELECTED PER SHARE DATA                      MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:


                                                                                                  For the
                                                                                                six months            For the
                                                                                               ended 6/30/97         year ended
                                                                                                (Unaudited)           12/31/96
                                                                                               -------------        ------------
  Net asset value:
   Beginning of year                                                                            $     10.54          $    10.34
                                                                                                -----------          ----------
  Net investment income                                                                                 .42                 .76
  Net realized and unrealized gain on investments                                                       .89                 .42
                                                                                                -----------          ----------
  Total from investment operations                                                                     1.31                1.18
                                                                                                -----------          ----------
  Dividends from net investment income to common shareholders                                         (0.20)              (0.78)
  Distributions from net realized gain on investments to common shareholders                             --               (0.20)
                                                                                                -----------          ----------
  Total  distributions                                                                                (0.20)               (.98)
                                                                                                -----------          ----------
  Net asset value:
   End of period                                                                                $     11.65          $    10.54
                                                                                                ===========          ==========

  Per share market value:
   End of period                                                                                $     10.13          $     9.25
                                                                                                ===========          ==========

  Total investment return:
   Market value                                                                                       11.73%*             15.40%
   Net asset value                                                                                    12.58%*             14.60%

  Net assets (in millions):
   End of period                                                                                $    107.40          $    97.15

  Ratio of operating expenses to average net assets                                                     .55%*              1.11%

  Ratio of interest expenses to average net assets                                                      .42%*               .85%

  Ratio of expenses to average net assets                                                               .97%*              1.96%

  Ratio of net investment income to average net assets                                                 3.85%*              7.18%

  Portfolio turnover                                                                                  39.03%*             68.48%


*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                       MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                       Fair Value                       Fair Value
                                                       Principal      Acquisition     at Acquisition       Cost          at 6/30/97
Corporate Restricted Securities - 72.29%: (A)            Amount          Date              Date          (Note 2B)        (Note 2A)
                                                    ---------------  -------------   ----------------   -----------     ------------

A.T.-Sentinel, Inc.
A leveraged lease transaction guaranteed by
E.I. Dupont, the chemical company.
  9.52% First Preferred Ship Mortgage Note
  due 1998                                          $       383,299        8/22/89   $        379,160   $   389,049     $    385,523
                                                                                     ----------------   -----------     ------------

AccTech, LLC
A designer and marketer of specialized cleaning
products.
  Senior Floating Rate Revolving Credit Note
  due 2002                                          $       274,380       10/31/96            274,380       274,380          266,615
  Senior Secured Series A Floating Rate
  Note due 2002                                     $       381,833       10/31/96            376,110       381,833          374,349
  10.1% Senior Secured Series A Note due
  2002                                              $       573,233       10/31/96            558,559       573,233          560,106
  12% Senior Secured Series B Note due
  2004                                              $       549,000       10/31/96            577,603       497,244          575,462
  Membership Interest                                        2 int.       10/31/96            131,756       166,000          131,756
  Warrant, exercisable until 2004, to
  purchase 1 Membership Interest at $.01
  per interest (B)                                           1 int.       10/31/96                 --        54,900               --
                                                                                     ----------------   -----------     ------------
                                                                                            1,918,408     1,947,590        1,908,288
                                                                                     ----------------   -----------     ------------

American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development
and management of oil and gas properties.
  11% Senior Subordinated Note due 2004             $     1,500,000       12/27/91          1,482,300     1,480,644        1,540,800
  Warrant, exercisable until 2004, to
  purchase 51,671 shares of common stock
  at $15.53 per share (B)                               51,671 shs.       12/27/91             24,857        19,356           25,939
                                                                                     ----------------   -----------     ------------
                                                                                            1,507,157     1,500,000        1,566,739
                                                                                     ----------------   -----------     ------------

Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and
high quality clients.
  14% Senior Secured Note due 1998                  $       166,667       11/23/93            163,267       166,667          175,467
                                                                                     ----------------   -----------     ------------

Associated Vintage Group, Inc.
A provider of custom wine production services
in the United States.
  11% Senior Subordinated Note due 2005             $     1,667,500        3/19/97          1,637,318     1,582,642        1,656,828
  Common Stock (B)                                      15,675 shs.        3/19/97             61,875        82,500           61,869
  Warrant, exercisable until 2005, to
  purchase 47,044 shares of common stock
  at $.01 per share (B)                                 47,044 shs.        3/19/97             47,044        86,673           47,044
                                                                                     ----------------   -----------     ------------
                                                                                            1,746,237     1,751,815        1,765,741
                                                                                     ----------------   -----------     ------------

Atlantic Aviation Corporation
An operator and provider of business aircraft
services and fueling services to commercial
airlines.
  10.05% Senior Note due 1999                       $       552,548        1/31/90            533,667       552,548          552,548
                                                                                     ----------------   -----------     ------------

Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
  10.5% Senior Note due 1999                        $       616,364        5/15/89            616,364       616,364          632,204
                                                                                     ----------------   -----------     ------------

Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing and
rental of microticket business equipment.
  12% Senior Subordinated Note due 2001             $     1,000,000        8/16/94            899,720       951,347        1,001,800
                                                                                     ----------------   -----------     ------------

June 30, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                       Fair Value                       Fair Value
                                                       Principal      Acquisition     at Acquisition       Cost          at 6/30/97
Corporate Restricted Securities - (A) (Continued)        Amount          Date              Date          (Note 2B)        (Note 2A)
                                                    ---------------  -------------   ----------------   -----------     ------------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production
of petroleum from the Alaskan North Slope.
  13,190 Units of Beneficial Interest                   13,190 uts.        2/28/89   $        329,750   $   202,491     $    219,284
                                                                                     ----------------   -----------     ------------

Budget Group, The (formerly Team Rental) - O.T.C.
An operator of Budget
Rent-A-Car franchises, retail used car sales
facilities and van pool
territories.
  7% Convertible Subordinated Note due
  2003, convertible into 49,611 shares of
  common stock at $20.16 per share                  $     1,000,000       12/18/96            899,220     1,000,000        1,535,100
                                                                                     ----------------   -----------     ------------

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
  Senior Secured Floating Rate Revolving
  Credit Facility due 2002                          $       266,000        8/29/96            266,000       266,000          261,132
  Senior Secured Series A Floating Rate
  Term Note due 2002                                $     1,192,064        8/29/96          1,179,310     1,192,064        1,172,633
  12% Series B Term Note due 2004                   $       266,000        8/29/96            261,877       253,537          263,766
  Membership Interest                                      133 int.        8/29/96            106,400       131,420          106,400
  Warrant, exercisable until 2004, to
  purchase 37 Membership Interests at $.01
  per interest (B)                                          37 int.        8/29/96                 --        13,300               --
                                                                                     ----------------   -----------     ------------

                                                                                            1,813,587     1,856,321        1,803,931
                                                                                     ----------------   -----------     ------------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food
service markets
  10% Senior Secured Term Note due 2004             $       756,756        9/29/95            750,778       756,756          743,815
  11.5% Senior Subordinated Note due 2004           $       472,975        9/29/95            471,414       451,523          463,988
  8% Junior Subordinated Convertible Note
  due 2004, convertible into 39 partnership
  points at $1,388.89 per point                     $        54,054        9/29/95             42,148        54,054           97,454
  Warrant, exercisable until 2006, to
  purchase 19 partnership points at $.01 per
  point (B)                                                 19 pts.        9/29/95                 19        25,130           45,682
                                                                                     ----------------   -----------     ------------
                                                                                            1,264,359     1,287,463        1,350,939
                                                                                     ----------------   -----------     ------------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
  8% Convertible Subordinated Note due
  2002, convertible into 50,000 shares of
  common stock at $7.31 per share                   $       375,000        3/31/94            355,013       375,000          348,750
                                                                                     ----------------   -----------     ------------

Cirrus Logic, Inc.
A designer and manufacturer of integrated circuits.
  10.22% Secured Leverage Lease Notes due
  2002                                              $       677,578        11/1/96            662,536       677,578          651,423
  10.14% Secured Leverage Lease Notes due
  2004                                              $       719,093        11/1/96            697,879       719,093          684,002
                                                                                     ----------------   -----------     ------------

                                                                                             1,360,415      1,396,671      1,335,425
                                                                                     ----------------   -----------     ------------
Classic Sports, Inc.
A cable sports television network.
  Convertible Preferred Stock, convertible
  into 322 shares of common stock at $1,000
  per share                                                322 shs.              *             28,980       152,062          386,664
                                                                                     ----------------   -----------     ------------

* 4/18/95 and 6/3/96.

SCHEDULE OF INVESTMENTS (CONTINUED)           MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                       Fair Value                       Fair Value
                                                       Principal      Acquisition     at Acquisition       Cost          at 6/30/97
Corporate Restricted Securities: (A) (Continued)         Amount          Date              Date          (Note 2B)        (Note 2A)
                                                    ---------------  -------------   ----------------   -----------     ------------


Coast Distribution System, The - A.S.E.
A wholesale distributor of recreational vehicle
and marine parts and accessories.
  11.2% Senior Subordinated Secured Note
  due 1999                                          $       466,800        6/26/89   $        481,691   $   466,800     $    469,741
                                                                                     ----------------   -----------     ------------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
  Senior Secured Floating Rate Revolving
  Credit Notes due 2000                             $        65,365        12/8/95             65,365        65,365           65,365
  10.75% Senior Secured Term Note due 2003          $       607,103        12/8/95            614,260       607,103          601,821
  12% Senior Subordinated Note due 2005             $       400,287        12/8/95            401,928       380,110          388,999
  Common Stock (B)                                      92,280 shs.        12/8/95             69,210        92,280           69,210
  Warrant, exercisable until 2005, to
  purchase 69,210 shares of common stock
  at $.01 per share (B)                                 69,210 shs.        12/8/95                692        25,426              692
                                                                                     ----------------   -----------     ------------
                                                                                            1,151,455     1,170,284        1,126,087
                                                                                     ----------------   -----------     ------------

Contico International, Inc.
A developer, manufacturer and marketer of
consumer, commercial and industrial plastic
products.
  12% Senior Subordinated Note due 2003             $       500,000        3/23/93            522,800       500,000          520,100
                                                                                     ----------------   -----------     ------------

Control Devices, Inc. - O.T.C
A producer of high quality electromechanical
circuit protector devices and photo-optic
sensors.
  Common Stock (B)                                      58,000 shs.              *              8,737         8,737          665,547
                                                                                     ----------------   -----------     ------------

Corrections Corporation of America - O.T.C
An operator of private prisons and
correctional facilities for federal, state
and local governments.
  11.08% Senior Secured Note due 2000               $       235,804       12/11/90            235,667       235,509          246,910
                                                                                     ----------------   -----------     ------------

Discount Auto Parts
A retailer of auto parts.
  9.8% Senior Secured Note due 2003                 $       900,000        11/2/89            869,490       900,000          951,930
                                                                                     ----------------   -----------     ------------

Diversco, Inc.
A contract provider of janitorial and
equipment maintenance services and
temporary production labor to industrial
customers.
  Senior Floating Rate Term Note due 2002           $       219,906       10/24/96            218,565       219,906          218,763
  10.16% Senior Term Note due 2002                  $       659,719       10/24/96            660,510       659,719          664,601
  12% Senior Subordinated Note due 2003             $       624,000       10/24/96            638,414       555,290          644,592
  Membership Interest                                    1,491 int.       10/24/96            111,821       152,095          111,821
  Warrant, exercisable to 2003, to purchase
  896 Membership Interests at $.01 per
  interest (B)                                             896 int.       10/24/96                  9        73,745                9
                                                                                     ----------------   -----------     ------------
                                                                                            1,629,319     1,660,755        1,639,786
                                                                                     ----------------   -----------     ------------

* 7/29/94 and 10/8/96.

June 30, 1997
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                Fair Value                    Fair Value
                                                             Principal   Aquisition  at Acquisition      Cost        at 6/30/97
Corporate Restricted Securities:  (A) (Continued)             Amount       Date           Date         (Note 2B)      (Note 2A)
                                                          -------------  ----------   -------------  -------------  -------------
Eagle Pacific Industries, Inc. - O.T.C.
An extruder of small and medium diameter plastic
pipe and tubing in the United States.
  8% Redeemable Convertible Preferred
  Stock, convertible into 39,902 shares of
  common stock at $4.26 per share                            1,700 shs.      5/9/97     $ 1,692,860    $ 1,700,000   $  1,723,120
                                                                                      -------------  -------------  -------------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction and
electrical distribution industries
  13% Senior Subordinated Note due 2001                       1,333,333     9/24/93       1,330,578      1,322,145      1,374,933
  10% Preferred Stock                                        1,559 shs.     9/24/93         117,976        155,950        132,807
  Common Stock (B)                                             107 shs.     9/24/93          10,717         10,717         61,414
  Warrant, exercisable from 1998 until 2001,
  to purchase 112 shares of common stock
  at $.01 per share (B)                                        112 shs.     9/24/93              11         11,188         64,180
                                                                                      -------------  -------------  -------------
                                                                                          1,459,282      1,500,000      1,633,334
                                                                                      -------------  -------------  -------------
Exide Electronics Group, Inc. - O.T.C
A manufacturer and servicer of uninterruptible
power systems
  Common Stock (B)                                         114,679 shs.      9/2/92       1,486,200      1,500,000      1,286,927
                                                                                      -------------  -------------  -------------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food
and household products
  15% Senior Subordinated Note due 2005                   $   1,395,585           *       1,389,305      1,327,352      1,420,845
  Common Stock (B)                                             270 shs.     4/28/95          70,559        135,000         10,161
  Warrant, exercisable until 2005, to
  purchase 190 shares of common stock at
  $.01 per share (B)                                           190 shs.     4/28/95          49,116         85,227          7,144
  Incentive Warrant, exercisable from 1998
  until 2000, to purchase 10 shares of
  common stock at $.01 per share (B)                            10 shs.     4/28/95           1,656          1,136            361
                                                                                      -------------  -------------  -------------
                                                                                          1,510,636      1,548,715      1,438,511
                                                                                      -------------  -------------  -------------
Hardy Oil & Gas USA, Inc.
Engages in exploration and development of
oil and gas reserves
  8.46% Guaranteed Senior Note due 2004                   $   1,500,000     1/11/95       1,452,600      1,500,000      1,520,250
  Warrant, exercisable until 2005, to
  purchase 136,467 shares of common stock
  at (pounds) 1.84 per share (B)                           136,467 shs.     1/11/95         13,510             --         256,558
                                                                                      -------------  -------------  -------------
                                                                                         1,466,110       1,500,000      1,776,808
                                                                                      -------------  -------------  -------------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing
and assembly services for a
variety of industrial manufacturing companies
  12.5% Senior Subordinated note due 2005                  $  1,313,100     4/18/97      1,329,514       1,158,020      1,350,655
  Common Stock (B)                                          35,322 shs.     4/18/97        299,165         398,889        299,140
  Warrant, exercisable until 2005, to
  purchase 16,689 shares of common stock
  at $.01 per share (B)                                     16,689 shs.     4/18/97          1,669         157,572          1,669
                                                                                      -------------  -------------  -------------
                                                                                         1,630,348       1,714,481      1,651,464
                                                                                      -------------  -------------  -------------

* 4/28/95, 5/1/96, 2/1/97 and 5/1/97.

June 30, 1997
(Unaudited)


                                                        Shares, Units,
                                                          Warrants or                    Fair Value                     Fair Value
                                                           Principal    Acquisition    at Acquisition     Cost          at 6/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount          Date            Date        (Note 2B)       (Note 2A)
                                                        -------------   ------------   -------------   ------------   -------------
Hatco Corporation
A speciality chemical company focused on
the production of industrial synthetic
lubricants and plasticizers.
  Senior Secured Floating Rate Term Loan
  due 2003                                               $  1,750,000      1/31/97      $ 1,739,675     $ 1,750,000     $ 1,740,550
                                                                                       ------------    ------------    ------------
Hein-Werner Corp. - A.S.E
A manufacturer of automotive service and
collision repair equipment and hydraulic
cylinders.
  Warrant, exercisable until 1999, to
  purchase 59,713 shares of common stock
  at $6.28 per share (B)                                  59,713 shs.       9/3/96              --              --           82,166
                                                                                       ------------    ------------    ------------

Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
  12.75% Senior Note due 1999                            $    562,500     11/18/93          556,931         554,824         584,212
  Warrant, exercisable until 2001, to
  purchase 3 shares of common stock at
  $17,897.31 per share (B)                                     3 shs.     11/18/93                1           5,118           9,057
                                                                                       ------------    ------------    ------------
                                                                                            556,932         559,942         593,269
                                                                                       ------------    ------------    ------------
Hudson River Capital, LLC
Acquires controlling or substantial interests
in manufacturing and marketing entities.
  Series A Preferred Units                                25,000 uts.      7/21/94          210,734         221,826         210,734
                                                                                       ------------    ------------    ------------
Hunton & Williams
A major law firm in Richmond, Virginia.
  10.06% Senior Secured Note due 2000                    $    137,625     12/21/90          135,324         137,625         141,217
                                                                                       ------------    ------------    ------------
Hussey Seating Company
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving
  Note due 2003                                          $    146,250      6/12/96          144,817         146,250         145,022
  Senior Secured Floating Rate Note due 2003             $    431,250      6/12/96          426,981         431,250         427,541
  10% Senior Secured Note due 2003                       $    450,000      6/12/96          438,120         450,000         446,580
  12% Subordinated Secured Note due 2006                 $    675,000      6/12/96          663,660         569,780         683,843
  Warrant, exercisable until 2006, to
  purchase 1,776 shares of common stock at
  $.01 per share (B)                                       1,776 shs.      6/12/96               18         112,500              18
                                                                                       ------------    ------------    ------------
                                                                                          1,673,596       1,709,780       1,703,004
                                                                                       ------------    ------------    ------------
Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology
users.
  Senior Floating Rate Revolving Credit Note
  due 2001                                               $     96,000      5/30/97           96,000          96,000          95,194
  Senior Floating Rate Revolving Term Note
  due 2002                                               $    666,072      8/31/95          666,072         666,072         651,018
  13% Senior Subordinated Note due 2002                  $    399,659      8/31/95          406,413         356,294         398,620
  Class A Common Stock (B)                                 1,471 shs.      8/31/95            6,897           9,192           6,895
  Class B Common Stock (B)                                 4,067 shs.      8/31/95           19,062          25,418          19,066
  Warrant, exercisable until 2007 to purchase
  10,588 shares of Class D common stock at
  $.01 per share (B)                                      10,588 shs.      8/31/95            1,059          52,000           1,059
                                                                                       ------------    ------------    ------------
                                                                                          1,195,503       1,204,976       1,171,852
                                                                                       ------------    ------------    ------------

June 30, 1997
(Unaudited)

                                                          Shares, Units,
                                                           Warrants or                      Fair Value                  Fair Value
                                                            Principal      Acquisition    at Acquisition     Cost       at 6/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount            Date             Date       (Note 2B)    (Note 2A)
                                                         --------------   -------------  --------------  ------------  ------------

J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes.
  11.46% Senior Subordinated Note due 1999               $      600,000       6/21/89    $      598,440  $    600,000   $   591,480
  Warrant, exercisable until 1999, to
  purchase 27,355 shares of common stock
  at $18.80 per share (B)                                   27,355 shs.       6/21/89             2,736        73,285         2,736
                                                                                         --------------  ------------  ------------
                                                                                                601,176       673,285       594,216
                                                                                         --------------  ------------  ------------
Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety
products.
  12.25% Senior Subordinated Note due 2004               $      985,000       8/16/95           962,148       966,226       989,629
  13.25% Cumulative Exchangeable
  Preferred Stock                                               49 shs.       8/16/95           407,467       411,708       413,725
  Common Stock (B)                                             217 shs.       8/16/95            21,702        21,702        19,532
  Warrant, exercisable until 2005, to
  purchase 999 shares of common stock at
  $.01 per share (B)                                           999 shs.       8/16/95               999        99,866           999
                                                                                         --------------  ------------  ------------
                                                                                              1,392,316     1,499,502     1,423,885
                                                                                         --------------  ------------  ------------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
  13% Senior Subordinated Note due 2004                  $    1,667,000       12/2/96         1,692,505     1,511,346     1,673,335
  Warrant, exercisable until 2004, to
  purchase 28,717 shares of common stock
  at $.01 per share (B)                                     28,717 shs.       12/2/96            28,717       166,700        36,298
                                                                                         --------------  ------------  ------------
                                                                                              1,721,222     1,678,046     1,709,633
                                                                                         --------------  ------------  ------------
Latin Communications Group
An operator of Spanish-language media in North
America.
  Common Stock (B)                                          44,219 shs.            *            247,184       406,252       442,190
                                                                                         --------------  ------------  ------------
Maloney Industries, Inc.
Engineers and manufactures process systems
for the oil and gas industry.
  13% Subordinated Note due 2004                         $    1,012,500      10/26/95         1,070,213     1,012,500     1,107,068
  Limited Partnership Interest                                 284 uts.      10/20/95           253,125       366,629       292,994
  Warrant, exercisable until 2004 to
  purchase 148 units of Limited Partnership
  Interest at $.01 per unit (B)                                148 uts.      10/26/95               148           --        153,047
                                                                                         --------------  ------------  ------------
                                                                                              1,323,486     1,379,129     1,553,109
                                                                                         --------------  ------------  ------------
Maxtec International Corp.
A manufacturer and distributor of precision
test and measurement equipment and
overhead crane control systems.
  Senior Floating Rate Revolving Credit
  Facility due 2001                                      $      329,670       6/28/95           325,516       329,670       326,967
  Common Stock (B)                                          38,462 shs.       6/28/95            96,059       115,386        86,540
  Warrant, exercisable from 1998 until
  2005, to purchase 19,795 shares of
  common stock at $.01 per share (B)                        19,795 shs.       6/28/95            49,291        85,714        19,795
                                                                                         --------------  ------------  ------------
                                                                                                470,866       530,770       433,302
                                                                                         --------------  ------------  ------------
NM Holdings LLC
A company created to acquire motion picture
film rights from Twentieth Century
Fox.
  10% Senior Note due 2001                               $      500,000       6/28/96           490,300       500,000       495,350
  12% Subordinated Note due 2001                         $      490,000       6/28/96           491,078       490,000       494,753
  Membership Interest                                       10,000 int.       6/28/96             7,500         9,938         7,500
                                                                                         --------------  ------------  ------------
                                                                                                988,878       999,938       997,603
                                                                                         --------------  ------------  ------------

* 2/14/95, 12/1/95 and 2/27/96.

June 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                           Warrants or                   Fair Value                    Fair Value
                                                            Principal     Acquisition   at Acquisition     Cost        at 6/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount           Date         Date           (Note 2B)     (Note 2A)
                                                         --------------  ------------  --------------  ------------  ------------
Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and
passive electronic devices.
  8.25% Convertible Subordinated Note due
  2002, convertible into 78,433 shares of
  common stock at $9 per share                            $     705,900      8/31/94    $     714,159   $   705,900   $   742,960
                                                                                       --------------  ------------  ------------
Pacific Coast Feather Company
A manufacturer and marketer of natural fill
and synthetic fill bed pillows and comforters.
  15.5% Senior Subordinated Note due 2004                 $   1,750,000      6/27/97        1,768,025     1,750,000     1,764,700
                                                                                       --------------  ------------  ------------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for
nuclear power plants and hazardous waste.
  14.5% Senior Subordinated Note due 2000                 $     833,333       2/5/93          832,000       833,333       855,916
  8% Convertible Preferred Stock due 2001,
  convertible into 83,333 shares of common
  stock at $2 per share                                     83,333 shs.       2/5/93          166,667       166,667       156,050
  Common Stock (B)                                         133,333 shs.       2/5/93          333,333       333,333       153,600
                                                                                       --------------  ------------  ------------
                                                                                            1,332,000     1,333,333     1,165,566
                                                                                       --------------  ------------  ------------
Paribas Capital Funding LLC
A collateralized loan obligation managed by the U.S.
Merchant Banking Group of Banque Paribas.
  Subordinated Floating Rate Note due 2010                $   1,750,000           *         1,743,467     1,750,000     1,740,725
                                                                                       --------------  ------------  ------------
Pharmaceutical Buyers Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
  10.5% Senior Secured Note due 2005                      $     408,750     11/30/95          425,958       408,750       422,361
  10.5% Senior Secured Convertible Note
  due 2005, convertible into 2 shares of
  common stock at $50,000 per share                       $      97,500     11/30/95          102,677        97,500       107,435
  Common Stock (B)                                               3 shs.     11/30/95          126,750       169,000       105,260
                                                                                       --------------  ------------  ------------
                                                                                              655,385       675,250       635,056
                                                                                       --------------  ------------  ------------
Piedmont Holding, Inc.
A general aviation fixed based operator with
repair, maintenance and overhaul certification.
  12% Senior Subordinated Note due 2001                   $   1,085,721      7/15/92        1,094,624     1,085,721     1,122,961
  Senior Redeemable Cumulative Preferred
  Stock                                                    140,983 shs.      7/15/92          140,983       140,983       140,983
  Common Stock (B)                                           1,887 shs.      7/15/92            1,283         1,887        33,513
  Warrant, exercisable until 2001, to
  purchase 2,521 shares of common stock at
  $.05 per share (B)                                         2,521 shs.      7/15/92            1,613            --        44,672
                                                                                       --------------  ------------  ------------
                                                                                            1,238,503     1,228,591     1,342,129
                                                                                       --------------  ------------  ------------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
  10.64% Senior Subordinated Note due 2006                $   1,750,000     10/25/96        1,701,875     1,706,183     1,724,450
  Warrant, exercisable until 2006, to
  purchase 49 shares of common stock at
  $.01 per share (B)                                            49 shs.     10/25/96           27,796        46,813        31,101
                                                                                       --------------  ------------  ------------
                                                                                            1,729,671     1,752,996     1,755,551
                                                                                       --------------  ------------  ------------

* 12/20/96, 3/20/97 and 6/20/97.

June 30, 1997
(Unaudited)


                                                           Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal    Acquisition    at Acquisition      Cost       at 6/30/97
Corporate Restricted Securities:  (A) (Continued)              Amount         Date             Date         (Note 2B)     (Note 2A)
                                                             -----------   -----------    --------------    ---------    ----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls.
  Senior Secured Floating Rate Revolving
  Credit Facility due 2003                                    $  211,900      7/22/96     $  209,802       $  211,900    $  210,014
  Senior Secured Floating Rate Term Note
  due 2003                                                    $1,450,700      7/22/96      1,436,483        1,450,700     1,438,804
  12% Senior Secured Term Note due 2004                       $  245,000      7/22/96        241,766          199,295       246,103
  8% Preferred Stock                                            116 shs.      7/22/96        110,115          115,911       110,150
  Common Stock (B)                                              299 shs.      7/22/96         10,868           14,489        10,847
  Warrant, exercisable until 2004, to
  purchase 161 shares of common stock at
  $.01 per share (B)                                            161 shs.      7/22/96              2           49,000             2
                                                                                          ----------       ----------    ----------
                                                                                           2,009,036        2,041,295     2,015,920
                                                                                          ----------       ----------    ----------

Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare
products and specialty genetics sold to the
dairy and beef industries.
  11.67% Senior Secured Note due 2004                         $  400,000      8/12/94        394,720          400,000       327,920
  11.51% Junior Secured Note due 1999                         $  239,484      8/12/94        234,407          239,484       191,970
  9.8% Redeemable Exchangeable Preferred
  Stock                                                       3,333 shs.      8/12/94        282,664          333,333       130,000
  Common Stock (B)                                              497 shs.      8/12/94              5             --               4
                                                                                          ----------       ----------    ----------
                                                                                             911,796          972,817       649,894
                                                                                          ----------       ----------    ----------

RailTex, Inc. - O.T.C
An operator of short-line railroads in the
Midwest, West and Canada.
  12% Senior Subordinated Note due 2002                       $  750,000      2/16/93        799,575          750,000       834,825
  Common Stock (B)                                           17,750 shs.      2/16/93        170,454          170,400       303,525
                                                                                          ----------       ----------    ----------
                                                                                             970,029          920,400     1,138,350
                                                                                          ----------       ----------    ----------

Rent-Way, Inc. - O.T.C
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
  10% Convertible Subordinated Note due
  2002, convertible into 100,604 shares of
  common stock at $9.94 per share                             $1,000,000      7/18/95      1,000,000        1,000,000     1,187,100
  Warrant, exercisable until 2002, to
  purchase 10,000 shares of common stock
  at $9.94 per share (B)                                     10,000 shs.      7/18/95             --               --        44,380
                                                                                          ----------       ----------    ----------
                                                                                           1,000,000        1,000,000     1,231,480
                                                                                          ----------       ----------    ----------

Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
  12% Subordinated Note due 2004                              $1,140,700      12/14/95     1,209,142          927,522     1,050,242
  Limited Partnership Interest of KS
  Holdings, L.P.                                              3,593 uts.      12/14/95       265,425          339,371        35,930
  Warrant, exercisable until 2004, to
  purchase 2,725 units of Limited
  Partnership Interest of KS Holdings, L.P. at
  $.01 per unit (B)                                           2,725 uts.      12/14/95         2,725          239,547         1,362
                                                                                          ----------       ----------    ----------
                                                                                           1,477,292        1,506,440     1,087,534
                                                                                          ----------       ----------    ----------

June 30, 1997
(Unaudited)

                                                           Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal    Acquisition    at Acquisition      Cost       at 6/30/97
Corporate Restricted Securities:  (A) (Continued)              Amount         Date             Date         (Note 2B)     (Note 2A)
                                                          --------------   -----------    --------------    ---------    ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
  9.65% Senior Secured Note due 2004                      $     382,835       5/27/94        $  365,339     $  382,835   $  379,734
  10.5% Subordinated Note due 2004                        $     179,104       5/27/94           162,913        179,104      172,925
  Common Stock (B)                                           1,077 shs.       5/27/94            58,414         64,904       20,236
  Warrant, exercisable until 2004, to
  purchase 806 shares of common stock at
  $.01 per share (B)                                           806 shs.       5/27/94                 8             --       15,137
                                                                                             ----------     ----------   ----------
                                                                                                586,674        626,843      588,032
                                                                                             ----------     ----------   ----------
Stonehurst I LLC
A wholly-owned subsidiary of Tenneco, Inc., whose
business includes natural gas, auto parts and
packaging.
  Floating Rate Subordinated Note due 2004                $   1,444,500      12/29/94         1,444,500      1,444,500    1,444,500
  5.05% Membership Interest                                  5,050 int.      12/29/94            55,000         49,492       55,500
                                                                                             ----------     ----------   ----------
                                                                                              1,499,500      1,493,992    1,500,000
                                                                                             ----------     ----------   ----------
Swing N'Slide Corporation - A.S.E.
A manufacturer and distributor of home playground
equipment and accessories.
  12% Subordinated Note due 2005                          $   1,562,500       3/13/97         1,292,500      1,229,022    1,311,562
  Limited Partnership Interest of Green Grass
  Capital II, LLC                                           40,774 uts.       3/13/97           146,787        223,750      118,245
  Warrant, exercisable until 2005, to
  purchase 74,022 units of Limited
  Partnership Interest of Green Grass Capital
  II, LLC at $.01 per unit (B)                              74,022 uts.       3/13/97           265,887        340,361      214,072
                                                                                             ----------     ----------   ----------
                                                                                              1,705,174      1,793,133    1,643,879
                                                                                             ----------     ----------   ----------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
  12.5% Senior Subordinated Note due 2006                 $   1,190,000       7/25/96         1,194,046      1,167,146    1,219,155
  Convertible Preferred Stock, convertible
  into 560 shares of common stock at $1,000
  per share (B)                                                560 shs.       7/25/96           504,000        560,000      504,000
  Warrant, exercisable until 2008, to
  purchase 237 shares of common stock at
  $.01 per share (B)                                           237 shs.       7/25/96                21         24,103           21
                                                                                             ----------     ----------   ----------
                                                                                              1,698,067      1,751,249    1,723,176
                                                                                             ----------     ----------   ----------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company.
  12.75% Senior Subordinated Debenture
  due 2000                                                $   1,200,000       3/28/91         1,274,280      1,180,680    1,261,800
  Common Stock (B)                                         203,165 shs.             *           490,810        598,597    2,422,743
  Warrant, exercisable until 2001, to
  purchase 74,606 shares of common stock
  at $3.60 per share (B)                                    74,606 shs.       3/28/91             7,461         42,000      728,528
                                                                                             ----------     ----------   ----------
                                                                                              1,772,551      1,821,277    4,413,071
                                                                                             ----------     ----------   ----------


* 3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

June 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                    Fair Value                     Fair Value
                                                           Principal     Acquisition   at Acquisition       Cost        at 6/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount         Date            Date          (Note 2B)      (Note 2A)
                                                         -------------   -----------   --------------   ------------   ------------
Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts.
  12% Subordinated Note due 2005                         $   1,256,800       3/21/97     $  1,296,389   $  1,255,236   $  1,311,848
  Limited Partnership Interest of Riverside V
  Holding Company L.P.                                      1,091 uts.       3/21/97          133,532        147,832        133,532
  Limited Partnership Interest of Riverside
  V-A Holding Company L.P.                                  2,335 uts.       3/21/97          302,512        316,309        302,511
  Warrant, exercisable until 2005, to
  purchase 1,564 units of Limited Partnership
  Interest at $.01 per unit (B)                             1,564 uts.       3/21/97            1,564          1,564          1,564
                                                                                         ------------   ------------   ------------
                                                                                            1,733,997      1,720,941      1,749,455
                                                                                         ------------   ------------   ------------

Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
  12.25% Senior Subordinated Note due 2006               $   1,338,000       6/23/97        1,367,168      1,149,700      1,360,746
  Limited Partnership Interest                              4,123 uts.       6/17/97          371,070        412,300        371,070
  Warrant, exercisable until 2006, to
  purchase 630 units of Limited Partnership
  Interest at $.01 per unit (B)                               630 uts.       6/23/97                6        188,536              6
                                                                                         ------------   ------------   ------------
                                                                                            1,738,244      1,750,536      1,731,822
                                                                                         ------------   ------------   ------------

U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
  Senior Secured Floating Rate Revolving
  Note due 2000                                          $      27,959       5/15/97           27,959         27,959         27,959
  11% Senior Secured Note due 2005                       $     792,200       5/3/95           876,015        792,200        863,498
  12% Subordinated Note due 2005                         $     326,200       5/3/95           326,200        310,453        372,749
  Common Stock (B)                                          2,457 shs.       5/3/95            81,376        195,720         14,192
  Warrant, exercisable until 2005, to
  purchase 1,398 shares of common stock at
  $.01 per share (B)                                        1,398 shs.       5/3/95            46,291         17,971          9,182
                                                                                         ------------   ------------   ------------
                                                                                            1,357,841      1,344,303      1,287,580
                                                                                         ------------   ------------   ------------

U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
  15% Senior Subordinated Notes due 2005                 $   1,178,396             *        1,251,327      1,178,331      1,252,282
  Redeemable Preferred Stock Series A (B)                  20,999 shs.      12/19/96          145,827        194,435        145,817
  Convertible Preferred Stock Series B,
  convertible into 41,988 shares of Series B
  common stock at $9.26 per share (B)                      41,998 shs.      12/19/96          291,648        388,865        291,634
  Warrant, exercisable until 2005, to
  purchase 3,241 units of Series A Preferred
  Stock and 6,482 units of Series B Preferred
  Stock at $.01 per unit (B)                                3,241 uts.      12/19/96            6,482             65          3,241
                                                                                         ------------   ------------   ------------
                                                                                            1,695,284      1,761,696      1,692,974
                                                                                         ------------   ------------   ------------

Unidata, Inc.
A manufacturer and distributor of database
management software.
  11.5% Senior Subordinated Note due 2003                $   1,250,000      12/14/95        1,269,250      1,201,291      1,165,875
  Common Stock (B)                                         62,500 shs.      12/14/95          187,500        250,000        187,500
  Warrant, exercisable until 2003, to
  purchase 31,250 shares of common stock
  at $1 per share (B)                                      31,250 shs.      12/14/95              313         62,125            312
                                                                                         ------------   ------------   ------------
                                                                                            1,457,063      1,513,416      1,353,687
                                                                                         ------------   ------------   ------------

* 12/19/96 and 2/15/97.

June 30, 1997
(Unaudited)

                                                           Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal    Acquisition    at Acquisition      Cost       at 6/30/97
Corporate Restricted Securities:  (A) (Continued)              Amount         Date             Date         (Note 2B)     (Note 2A)
                                                             -----------   -----------    --------------    ---------    ----------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers.
  Senior Secured Floating Rate Note due 2002                 $   325,195        2/9/96      $    321,748   $   325,195  $   325,195
  12% Senior Secured Note due 2004                           $   121,875        2/9/96           123,435       110,418      129,358
  Acquisition Line of Credit due 2002                        $   365,625       9/30/96           365,625       365,625      365,625
  Limited Partnership Interest of Riverside II
  Holding Company L.P.                                           61 uts.             *            56,368       108,617      162,594
  Warrant, exercisable from 2000 until
  2004, to purchase 21 units of Limited
  Partnership Interest of Riverside II Holding
  Company L.P. at $.01 per unit (B)                              21 uts.        2/9/96                 2        20,156       54,711
                                                                                            ------------   -----------  -----------
                                                                                                 867,178       930,011    1,037,483
                                                                                            ------------   -----------  -----------
US Air, Inc.
A domestic and international airline.
  10.8% Series A Secured Loan Certificates
  due 2003                                                   $   430,259       6/29/94           365,720       377,072      428,969
                                                                                            ------------   -----------  -----------
Valero Energy Corporation
An owner and operator of a specialized petroleum
refinery and engages in petroleum product
marketing operations.
  10.58% Senior Note due 2000                                $   285,714      12/20/90           290,478       285,714      295,143
                                                                                            ------------   -----------  -----------
Victory Ventures, LLC
Acquires controlling or substantial interests in
other entities.
  Series A Preferred Units                                   25,000 uts.       12/2/96            26,766        28,174       26,766
                                                                                            ------------   -----------  -----------
   Sub-Total Corporate Restricted Securities                                                $ 72,573,191    74,137,119   77,637,300
                                                                                            ============   -----------  -----------


                                                                                                                       Market Value
                                                     Interest              Due           Principal          Cost        at 6/30/97
Rule 144A Securities:  (A)                             Rate                Date           Amount          (Note 2B)      (Note 2A)
                                                     --------            --------       -----------      -----------   -------------

Bonds - 13.85%
  Anchor Advanced Products                           11.750%             04/01/04       $   560,000         581,750         589,400
  Archibald Candy Corp.                              10.250              07/01/04           600,000         600,000         600,000
  Aurora Foods, Inc.                                  6.875              02/15/07           750,000         768,750         758,438
  Enserch Exploration, Inc.                           7.540              01/02/09         1,000,000       1,000,000       1,000,000
  Indah Kiat Pulp & Paper Corporation                10.000              07/01/07           700,000         695,429         695,429
  Integrated Health Services                          9.500              09/15/07           400,000         400,000         411,000
  International Wire Group                           11.750              06/01/05           450,000         489,375         487,125
  Keystone Auto Grantor Trust                         6.150              04/15/03           740,028         739,807         738,925
  L-3 Corporation                                    10.375              05/01/07           400,000         400,000         421,000
  Neenah Corporation                                 11.125              05/01/07           250,000         250,000         265,000
  Petroleum Enhanced Trust                            6.063              02/05/03           908,245         908,245         908,245
  Pogo Producing                                      8.750              05/15/07            75,000          74,827          75,375
  Ridell Sports, Inc.                                10.500              07/15/07           175,000         175,000         179,375
  Shoppers Food Warehouse                             9.750              06/15/04           475,000         475,219         475,000
  Station Casino, Inc.                                9.750              04/15/07           550,000         532,950         550,000
  Sun Media Corporation                               9.500              05/15/07            75,000          74,405          75,750
  T C W Leveraged Income Trust, LP                    8.410              03/31/04         1,500,000       1,500,000       1,500,000
  Telex Communications, Inc.                         10.500              05/01/07         1,750,000       1,761,250       1,824,375
  Therma-Wave, Inc.                                  10.625              05/15/04           370,000         375,625         393,125
  United Refining Company                            10.750              06/15/07         1,400,000       1,400,000       1,379,000
  Von Hoffman Press, Inc.                            10.375              05/15/07           325,000         327,250         339,625
  W R Carpenter North America                        10.625              06/15/07           550,000         556,344         547,250
  Wavetek Corporation                                10.125              06/15/07           110,000         110,000         111,925
  Williams Scotsman, Inc.                             9.875              06/01/07           400,000         400,000         401,000
  Windy Hill Pet Foods Company                        9.750              05/15/07            75,000          75,000          75,188
  Wiser Oil Company                                   9.500              05/15/07            75,000          74,788          75,750
                                                                                        -----------     -----------     -----------
   Sub-Total Rule 144A Bonds                                                            $14,663,273      14,746,014      14,877,300
                                                                                        ===========     -----------     -----------

* 2/9/96 and 9/25/96

June 30, 1997
(Unaudited)


                                                                                   Shares,
                                                                                 Warrants or                      Market Value
                                                    Interest          Due         Principal         Cost          at 6/30/97
Rule 144A Securities:  (A) (Continued)                Rate            Date          Amount        (Note 2B)        (Note 2A)
                                                 --------------  ------------   -------------  ---------------  ----------------
Convertible Bonds - 4.75%
  Continental Airlines, Inc.                           6.750%        04/15/06    $    300,000  $       278,625  $        393,000
  CUC International, Inc.                              3.000         02/15/02         600,000          600,000           636,000
  Grand Metropolitan PLC                               6.500         01/31/00         300,000          300,000           423,000
  Imax Corporation                                     5.750         04/01/03         275,000          275,000           346,500
  Marriott International, Inc.                         0.000         03/25/11         500,000          280,646           301,250
  Molten Metal Technology                              5.500         05/01/06         450,000          450,000           166,500
  Personnel Group                                      5.750         07/01/04          50,000           50,000            53,125
  Roche Holdings, Inc.                                 0.000         05/06/12       4,200,000        1,654,420         1,806,000
  Scholastic Corp.                                     5.000         08/15/05         600,000          484,688           504,000
  Sunrise Assisted Living                              5.500         06/15/02         250,000          250,000           286,250
  Thermo Electron Corporation                          4.250         01/01/03         175,000          175,000           192,500
                                                                                 ------------  ---------------  ----------------

   Sub-Total Rule 144A Convertible Bonds                                         $  7,700,000        4,798,379         5,108,125
                                                                                 ============  ---------------  ----------------

Convertible Preferred Stock - 0.33%
  Hvide Capital Trust                                                                   3,430          171,500           178,789
  Qualcomm Financial Trust                                                              3,860          193,000           182,868
                                                                                               ---------------  ----------------

   Sub-Total Rule 144A Convertible Preferred Stock                                                     364,500           361,657
                                                                                               ---------------  ----------------

Total Rule 144A Securities                                                                          19,908,893        20,347,082
                                                                                               ---------------  ----------------

Total Corporate Restricted Securities                                                               94,046,012        97,984,382
                                                                                               ---------------  ----------------

Corporate Public Securities:

Bonds - 8.88%
  Airplanes Pass Thru Trust                            8.150%        03/15/19    $  1,500,000        1,498,674         1,567,500
  American Airlines, Inc.                              9.780         11/26/11       1,000,000        1,000,000         1,137,500
  Amphenol Corporation                                 9.875         05/15/07         200,000          200,000           205,000
  Central Rents, Inc.                                 12.875         12/15/03         800,000          751,650           776,000
  Data Documents, Inc.                                13.500         07/15/02       1,429,000        1,433,158         1,571,900
  Dawson Production Services                           9.375         02/01/07         400,000          394,000           410,000
  Decorative Home Accents, Inc.                       13.000         06/30/02         350,000          350,000           157,500
  Florist Transworld Delivery, Inc.                   14.000         12/15/01         375,000          385,688           397,500
  Great American Cookie Co.                           10.875         01/15/01         585,000          574,500           585,000
  Hosiery Corporation of America                      13.750         08/01/02         500,000          493,900           545,000
  Key Plastics, Inc.                                  14.000         11/15/99         350,000          354,912           386,750
  Northwest Airlines Corp.                            12.092         12/31/00         450,034          464,660           472,536
  Northwest Airlines Corp.                             8.970         01/02/15         986,709          986,709         1,075,513
  Spinnaker Industries                                10.750         10/15/06         200,000          202,625           201,000
  Vintage Petroleum                                    8.625         02/01/09          50,000           49,579            49,750
                                                                                 ------------  ---------------  ----------------

  Total Bonds                                                                    $  9,175,743        9,140,055         9,538,449
                                                                                 ============  ---------------  ----------------

Common Stock - 3.83%
  4Health Inc. (B)                                                                      6,000           33,375            35,250
  ARM Financial Group, Inc.                                                             1,500           22,500            30,000
  Atlas Air, Inc. (B)                                                                   2,600           52,650            89,700
  Barringer Technologies, Inc. (B)                                                      1,000            8,563            15,000
  Benson Petroleum, LTD. (B)                                                          100,000           77,204           101,300
  Central Rents, Inc. (B)                                                                 930           33,722            46,500
  Chesapeake Energy Corporation                                                         5,000          168,125            49,060
  Collins & Aikman Corporation (B)                                                     17,400          104,238           174,000
  Computer Horizons Corporation (B)                                                     4,230           26,790           144,878
  Data Documents, Inc. (B)                                                             10,717               16           131,283

June 30, 1997
(Unaudited)

                                                                                   Shares,
                                                                                 Warrants or                      Market Value
                                                    Interest          Due         Principal         Cost          at 6/30/97
Corporate Public Securities: (Continued)              Rate            Date          Amount        (Note 2B)        (Note 2A)
                                                 --------------  ------------   -------------  ---------------  ----------------
Common Stock (Continued)
  Dawson Production Services (B)                                                       17,270  $       213,014  $        241,780
  Decorative Home Accents, Inc. (B)                                                       350               --                --
  Florist Transworld Delivery, Inc. (B)                                                 4,687           13,754            23,435
  Great Plains Software (B)                                                               750           12,000            20,250
  Health and Retirement Property Trust                                                  5,000           94,375            94,060
  Hosiery Corporation of America (B)                                                      500               --            35,000
  Iridium World Communications, Inc.                                                    3,000           60,000            54,375
  JLK Direct Distribution                                                               1,500           30,000            38,438
  LCS Industries, Inc.                                                                 15,000          234,356           216,555
  Marker International (B)                                                             30,000          187,500           112,500
  Maximus, Inc.                                                                         6,000           96,000           107,250
  Polo Ralph Lauren Corp.                                                               2,250           58,500            61,594
  Pride Petroleum Services                                                              2,169           36,873            52,056
  Qwest Communications International, Inc.                                                750           16,500            20,438
  Red Roof Inns, Inc. (B)                                                              19,200          272,607           345,600
  Republic Industries, Inc. (B)                                                        15,000          368,438           373,125
  SFX Broadcasting, Inc. (B)                                                            3,000           97,125           126,561
  Staffing Resources, Inc. (B)                                                         45,000          247,500           495,000
  Startek, Inc. (B)                                                                    30,000          464,025           451,860
  Vimpel-Communications                                                                 8,001          241,091           304,038
  Western Systems Corporation (B)                                                      54,000          188,723           124,848
                                                                                               ---------------  ----------------

  Total Common Stock                                                                                 3,459,564         4,115,734
                                                                                               ---------------  ----------------

Convertible Bonds - 3.30%
  Continental Airlines                               6.750%          04/15/06   $     200,000          185,500           262,000
  Hilton Hotels                                      5.000           05/15/06         695,000          695,000           734,962
  Home Depot, Inc.                                   3.250           10/01/01         450,000          443,500           515,250
  Magna International, Inc.                          5.000           10/15/02         250,000          255,625           303,125
  Phototronics Inc.                                  6.000           06/01/04         275,000          275,000           310,062
  Renal Treatment Centers, Inc.                      5.625           07/15/06         112,000          112,000           110,600
  Savoy Pictures Entertainment                       7.000           07/01/03         650,000          505,375           539,500
  Sunglass Hut International, Inc.                   5.250           06/15/03         380,000          352,912           273,600
  USA Waste Services, Inc.                           4.000           02/01/02         450,000          450,000           492,750
                                                                                -------------  ---------------  ----------------

  Total Convertible Bonds                                                       $   3,462,000        3,274,912         3,541,849
                                                                                =============  ---------------  ----------------

Convertible Preferred Stock - 2.29%
  D T Industries                                                                       20,000        1,000,000         1,000,000
  Merrill Lynch & Co.                                                                  13,500          308,813           322,312
  Occidental Petroleum Corporation                                                      2,306          115,300           186,786
  SFX Broadcasting, Inc.                                                               17,400          804,150           948,300
                                                                                               ---------------  ----------------
  Total Convertible Preferred Stock                                                                  2,228,262         2,457,398
                                                                                               ---------------  ----------------

Preferred Stock - .01%
  RXI Holdings, Inc.                                                                  115,538          115,538               115
                                                                                               ---------------  ----------------

  Total Preferred Stock                                                                                115,538               115
                                                                                               ---------------  ----------------

Warrants - .01%
  Barringer Technologies, Inc. (B)                                                      5,800              290             8,335
                                                                                               ---------------  ----------------

  Total Warrants                                                                                           290             8,335
                                                                                               ---------------  ----------------

  Total Corporate Public Securities                                                                 18,218,621        19,661,880
                                                                                               ---------------  ----------------

June 30, 1997
(Unaudited)

                                                                                                   Market Value
                                                        Due         Principal         Cost          at 6/30/97
Short-Term Securities:                     Yield        Date         Amount         (Note 2B)        (Note 2A)
                                         ---------   ----------   ------------  ---------------  ----------------
Commercial Paper - .99%
Ryder System, Inc.                         6.301%       7/1/97    $    668,000  $       668,000  $        668,000
Union Pacific Corporation                  5.796        7/2/97         390,000          389,938           389,938
                                                                  ------------  ---------------  ----------------

Total Short-Term Securities                                       $  1,058,000        1,057,938         1,057,938
                                                                  ============  ---------------  ----------------

Total Investments - 110.53%                                                     $   113,322,571       118,704,200
                                                                                ===============  ----------------
    Other Assets  -   3.42                                                                              3,675,313
    Liabilities   - (13.95)                                                                           (14,978,668)
                     -----                                                                       ----------------
Total Net Assets  - 100.00%                                                                          $107,400,845
                    ======                                                                       ================


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.


                            INDUSTRY CLASSIFICATION

                                                            Fair Value
                                                            at 6/30/97
Corporate Restricted Securities:                             (Note 2A)
                                                          --------------
ADVERTISING - .16%
Ammirati & Puris, Inc.                                    $      175,467
                                                          --------------

BEVERAGES - 1.64%
Associated Vintage Group, Inc.                                 1,765,741
                                                          --------------

BUILDING MATERIALS - .55%
Highland Homes Holdings, Inc.                                    593,269
                                                          --------------

CHEMICAL - 3.76%
A.T.-Sentinel, Inc.                                              385,523
AccTech, LLC                                                   1,908,288
Hatco Corporation                                              1,740,550
                                                          --------------
                                                               4,034,361
                                                          --------------
COMMUNICATIONS - 2.54%
Classic Sports, Inc.                                             386,664
Latin Communications Group                                       442,190
Sun Media Corporation                                             75,750
Telex Communications, Inc.                                     1,824,375
                                                          --------------
                                                               2,728,979
                                                          --------------
ELECTRICAL EQUIPMENT/
ELECTRONICS - 7.68%
Catalina Lighting, Inc.                                          348,750
Cirrus Logic, Inc.                                             1,335,425
Control Devices, Inc.                                            665,547
Exide Electronics Group, Inc.                                  1,286,927
Intermetrics, Inc.                                             1,171,852
International Wire Group                                         487,125
Nu Horizons Electronics Corp.                                    742,960
Precision Dynamics, Inc.                                       2,015,920
Thermo Electron Corporation                                      192,500
                                                          --------------
                                                               8,247,006
                                                          --------------
HEALTH CARE - 2.54%
Berkshire Medical Center, Inc.                                   632,204
Roche Holdings, Inc.                                           1,806,000
Sunrise Assisted Living                                          286,250
                                                          --------------
                                                               2,724,454
                                                          --------------
MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS - 29.43%
C&K Manufacturing and Sales Company                            1,803,931
Consumer Product Enterprises, Inc.                             1,126,087
Contico International, Inc.                                      520,100
CUC International, Inc.                                          636,000
Elgin National Industries, Inc.                                1,633,334
Fleming Acquisition Corporation                                1,438,511
Hartzell Manufacturing, Inc.                                   1,651,464
Hein-Werner Corp.                                                 82,166
Hudson River Capital                                             237,500
Hussey Seating Company                                         1,703,004
Imax Corporation                                                 346,500
Jackson Products, Inc.                                         1,423,885

June 30, 1997
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)


                                                              Fair Value
                                                              at 6/30/97
Corporate Restricted Securities:  (Continued)                 (Note 2A)
                                                              ----------
MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS  (Continued)
Kappler Safety Group, Inc.                                $    1,709,633
Maxtec International Corp.                                       433,302
Pacific Coast Feather Company                                  1,764,700
PAR Acquisition Corp.                                          1,165,566
Plastipak Packaging, Inc.                                      1,755,551
Sequentia, Inc.                                                1,087,534
Star International Holdings, Inc.                                588,032
Swing N'Slide Corporation                                      1,643,879
Trend Plastics, Inc.                                           1,749,455
Truseal Technologies, Inc.                                     1,731,822
U.S. Netting, Inc.                                             1,287,580
U.S. Silica Company                                            1,692,974
Unidata, Inc.                                                  1,353,687
Unipac Corporation                                             1,037,483
                                                          --------------
                                                              31,603,680
                                                          --------------
METAL FABRICATING - .15%
Molten Metal Technology                                          166,500
                                                          --------------
MISCELLANEOUS - 17.52%
Anchor Advanced Products                                         589,400
Archibald Candy Corp.                                            600,000
Aurora Foods, Inc.                                               758,438
Boyle Leasing Technologies, Inc.                               1,001,800
Eagle Pacific Industries, Inc.                                 1,723,120
Enserch Exploration, Inc.                                      1,000,000
Hvide Capital Trust                                              178,789
Indah Kiat Pulp & Paper Corporation                              695,429
Keystone Auto Grantor Trust                                      738,925
L-3 Corporation                                                  421,000
Marriott International, Inc.                                     301,250
Neenah Corporation                                               265,000
NM Holdings LLC                                                  997,603
Paribas Capital Funding LLC                                    1,740,725
Pogo Producing                                                    75,375
Protein Genetics, Inc.                                           649,894
Qualcomm Financial Trust                                         182,868
Ridell Sports, Inc.                                              179,375
Station Casino, Inc.                                             550,000
Stonehurst I LLC                                               1,500,000
T C W Leveraged Income Trust, LP                               1,500,000
Therma-Wave, Inc.                                                393,125
United Refining Company                                        1,379,000
Von Hoffman Press, Inc.                                          339,625
W R Carpenter North America                                      547,250
Wavetek Corporation                                              111,925
Williams Scotsman, Inc.                                          401,000
                                                          --------------
                                                              18,820,916
                                                          --------------

OIL AND GAS SERVICE - 10.06%
American Exploration Company                              $    1,566,739
BP Prudhoe Bay Royalty Trust                                     219,284
Hardy Oil & Gas USA, Inc.                                      1,776,808
Maloney Industries, Inc.                                       1,553,109
Petroleum Enhanced Trust                                         908,245
TransMontaigne Oil Company                                     4,413,071
Valero Energy Corporation                                        295,143
Wiser Oil Company                                                 75,750
                                                          --------------
                                                              10,808,149
                                                          --------------
PUBLISHING - .47%
Scholastic Corp.                                                 504,000
                                                          --------------
RECREATIONAL SUPPLIES/
EQUIPMENT - .44%
Coast Distribution System, The                                   469,741
                                                          --------------
RETAILING - 5.34%
Cains Foods, L.P.                                              1,350,939
Discount Auto Parts                                              951,930
Grand Metropolitan PLC                                           423,000
J. Baker, Inc.                                                   594,216
Pharmaceutical Buyers Inc.                                       635,056
Rent-Way, Inc.                                                 1,231,480
Shoppers Food Warehouse                                          475,000
Windy Hill Pet Foods Company                                      75,188
                                                          --------------
                                                               5,736,809
                                                          --------------
SERVICES - 8.94%
Atlantic Aviation Corporation                                    552,548
Budget Group, The                                              1,535,100
Continental Airlines, Inc.                                       393,000
Corrections Corporation of America                               246,910
Diversco, Inc.                                                 1,639,786
Hunton & Williams                                                141,217
Integrated Health Services                                       411,000
Personnel Group                                                   53,125
Piedmont Holding, Inc.                                         1,342,129
RailTex, Inc.                                                  1,138,350
Tidewater Holdings, Inc.                                       1,723,176
US Air, Inc.                                                     428,969
                                                          --------------
                                                               9,605,310
                                                          --------------
Total Corporate Restricted
Securities  - 91.22%                                      $   97,984,382
                                                          ==============

NOTES TO FINANCIAL STATEMENTS                 MASSMUTUAL PARTICIPATION INVESTORS

(Unaudited)

1.   History

     MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

     The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

     A.  Valuation of Investments:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $97,984,382 (91.23% of net assets) as of June 30, 1997 ($69,905,002 at June
     30, 1996) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 1997, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B.  Accounting for Investments:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

     C.  Use of Estimates:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     D.  Federal Income Taxes:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3.   Investment Advisory and Administrative Services Fee

     Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

4.   Senior Secured Indebtedness:

     A.  Note Payable

     On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

     B.  Revolving Credit Agreement

     The Fund entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

     The Revolver bears interest at a variable per annum rate equal to the one, two, three or six-month Eurodollar rate plus a margin of .40 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Fund also incurs expense on the undrawn portion of the total approved credit agreement at a rate of 0.185 percent per annum.

     As of June 30, 1997, there were no outstanding loans against the Revolver. For the period from May 29, 1997 through June 30, 1997, the Fund incurred $2,509 of expense related to the undrawn portion.

5.   Purchases and Sales of Investments

                                                                                      For the                          For the
                                                                                    six months                       six months
                                                                                   ended 6/30/97                    ended 6/30/96
                                                                                   -------------                    -------------
                                                                                             Cost of Investments Acquired
                                                                                             ----------------------------
     Corporate restricted securities                                                $ 38,307,821                    $  12,551,984
     Corporate public securities                                                       8,122,229                       20,053,532
     Short-term securities                                                           135,950,336                      174,875,003

                                                                                           Proceeds from Sales or Maturities
                                                                                           ---------------------------------
     Corporate restricted securities                                               $  26,920,707                    $  13,191,552
     Corporate public securities                                                      15,866,890                       20,957,685
     Short-term securities                                                           139,893,810                      173,831,290

     The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of June 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1997 is $5,381,629 and consists of $10,653,617 appreciation and $5,381,628 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1996 was $6,017,790 and consisted of $10,815,078 appreciation and $4,797,288 depreciation.

6.   Quarterly Results of Investment Operations

                                                                                               Per                          Per
                                                                              Amount          Share        Amount          Share
                                                                              ------          -----        ------          -----
                                                                                  March 31, 1997               March 31, 1996
                                                                             -----------------------      -----------------------
     Investment income                                                       $ 2,398,479                  $ 2,202,678
     Net investment income                                                     1,923,676       $ .21        1,734,964       $ .19
     Net realized and unrealized gain (loss) on investments                    1,504,885         .16       (1,372,604)       (.15)

                                                                                    June 30, 1997                June 30, 1996
                                                                             -----------------------      -----------------------
     Investment income                                                         2,451,213                    2,197,345
     Net investment income                                                     1,959,604         .21        1,717,737         .19
     Net realized and unrealized gain (loss) on investments                    6,702,154         .73        3,482,897         .38

24